Note 8 - Notes Payable	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Short-Term Debt [Text Block]

NOTE 8: NOTES PAYABLE

During the period ended December 31, 2022, Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) had been advanced certain amounts by the former directors/management and the former directors/management had converted accrued compensation to both convertible and non-convertible promissory notes as reflected below.

	December 31,	March 31,
	2022	2022
	(unaudited)

Unsecured Convertible Promissory Note (a)	$755,565	$-
Unsecured Convertible Promissory Note (b)	90,000	-
Unsecured Promissory Note (c)	92,667	-
Total notes payable	938,232	-
Less: current portion	(938,232)	-
Notes payable, net of current portion	$-	$-

a.

Unsecured Convertible Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is convertible into shares of the Company’s common stock at a price of $0.015 per share, which was the closing price of the common stock on the date the note was entered into. The note is with the former CEO of the Company. On December 29, 2022, the Company issued 4,000,000 shares of common stock in conversion of $60,000.

b.

Unsecured Convertible Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is convertible into shares of the Company’s common stock at a price of $0.015 per share, which was the closing price of the common stock on the date the note was entered into. The note is with a former director of the Company.

c.

Unsecured Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is with the former CEO of the Company. In the three and nine months ended December 31, 2022, the Company repaid $46,333.

Interest expense on the notes payable during the nine months ended December 31, 2022 and 2021 are $19,727 and $0, respectively, and $13,202 and $0 for the three months ended December 31, 2022 and 2021, respectively.